11. Share Capital: Schedule of Fair value of the options granted (Tables)	12 Months Ended
Jun. 30, 2020
Tables/Schedules
Schedule of Fair value of the options granted

	Year Ended	Year Ended	Year Ended
	30 June 2020	30 June 2019	30 June 2018
Expected dividend yield	Nil	Nil	Nil
Expected stock price volatility	100%	100%	125%
Risk-free interest rate	1.84%	1.79%	1.25%
Expected life of options (years)	1.75	2.38	1.00